Risk Management - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 124,949,000,000	¥ 122,510,000,000
Debt securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	16,499,000,000	12,084,000,000
Transfers from Level 2 to Level 1	31,764,000,000	9,825,000,000
Equity securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	4,196,000,000	0
Transfers from Level 2 to Level 1	¥ 5,520,000,000	0
Mortality and morbidity rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if mortality rates and morbidity rates were to increase or decrease from the current best estimate by 10%
Mortality and morbidity rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 39,459,000,000	34,590,000,000
Mortality and morbidity rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 40,963,000,000	35,955,000,000
Lapse rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if lapse rates were to increase or decrease from the current best estimate by 10%
Lapse rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 399,000,000	707,000,000
Lapse rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 472,000,000	646,000,000
Discount rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if the discount rates were 50 basis points higher or lower than the current best estimate
Discount rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 130,439,000,000	114,536,000,000
Discount rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 152,136,000,000	131,732,000,000
Claim ratios [member] | Short-term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if claim ratios are 100 basis points higher or lower than the current assumption
Claim ratios [member] | Short-term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 740,000,000	733,000,000
Claim ratios [member] | Short-term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 740,000,000	733,000,000
Interest rate risk [member]
Disclosure of risk management [line items]
Interest rate description	if market interest rates were 50 basis points higher or lower with all other variables held constant
Interest rate risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 830,000,000	627,000,000
Pre-tax available-for-sale reserve in equity	18,831,000,000	13,906,000,000
Interest rate risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	830,000,000	627,000,000
Pre-tax available-for-sale reserve in equity	¥ 18,831,000,000	13,906,000,000
Equity price risk [member]
Disclosure of risk management [line items]
Description of equity securities prices	if the prices of all the Group’s equity securities had increased or decreased by 10% with all other variables held constant
Equity price risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 6,371,000,000	6,596,000,000
Pre-tax available-for-sale reserve in equity	49,804,000,000	45,939,000,000
Equity price risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	6,371,000,000	6,596,000,000
Pre-tax available-for-sale reserve in equity	¥ 49,804,000,000	45,939,000,000
Currency risk [member]
Disclosure of risk management [line items]
Interest rate description	if RMB had strengthened or weakened by 10% against US dollar, HK dollar, GB pound, EUR and other foreign currencies, with all other variables held constant
Actual exchange gains (losses)	¥ 645,000,000	119,000,000
Currency risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	640,000,000	339,000,000
Pre-tax available-for-sale reserve in equity	8,440,000,000	11,593,000,000
Currency risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	640,000,000	339,000,000
Pre-tax available-for-sale reserve in equity	¥ 8,440,000,000	¥ 11,593,000,000
Credit risk [member]
Disclosure of risk management [line items]
Percentage of corporate bonds held by the group	100.00%	99.90%
Percentage of subordinate bonds held by the group	100.00%	100.00%
Percentage of deposits on bank	99.50%	99.70%
Liquidity risk [member]
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 124,949,000,000	¥ 122,510,000,000
Estimated cash out flow upon surrendered of investment contract with DPF	68,289,000,000	64,445,000,000
Estimated cash out flow upon surrendered of investment contract without DPF	242,540,000,000	220,973,000,000
Liquidity risk [member] | Not later than one year [member]
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 86,506,000,000	82,154,000,000
Quoted prices in active markets level 1 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	29.82%
Significant observable inputs level 2 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	48.57%
Significant unobservable inputs level 3 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	21.61%
Unconsolidated structured entities that the Group has sponsored but does not have interest in [member]
Disclosure of risk management [line items]
Unconsolidated structured entities, size	¥ 633,503,000,000	686,989,000,000
Management service fee from unconsolidated structured entities	¥ 1,995,000,000	¥ 2,092,000,000